Investments in Subsidiaries	12 Months Ended
Dec. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investments in Subsidiaries
6.	Investments in Subsidiaries

Subsidiaries	Place of Incorporation	Principal activity	Percentage of Ownership as at December 31,
			2014	2015
Consolidated principal subsidiaries:
Nam Tai Electronic & Electrical Products Limited (“NTEEP”)	Cayman Islands	Investment holding	100%	100%
Nam Tai Holdings Limited (“NTHL”)	BVI	Investment holding	100%	100%
Nam Tai Group Management Limited (“NTGM”)	Hong Kong	Inactive	100%	100%
Nam Tai Telecom (Hong Kong) Company Limited (“NTT”)	Hong Kong	Inactive	100%	100%
Nam Tai Trading Company Limited (“NTTC”) (1)	Hong Kong	In liquidation	—	—
J.I.C. Enterprises (HK) Ltd. (“JICE”) (2)	Hong Kong	Dissolved	100%	—
Namtai Investment (Shenzhen) Co., Ltd. (“NTISZ”)	PRC	Investment holding	100%	100%
Zastron Electronic (Shenzhen) Co., Ltd. (“Zastron Shenzhen”)	PRC	Property development and management	100%	100%
Wuxi Zastron Precision-Flex Co., Ltd. (“Wuxi Zastron-Flex”)	PRC	Inactive	100%	100%

(1)	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
(2)	JICE was dissolved on April 2, 2015.